JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

November 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (“Trust”)

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Market Neutral Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 94 (Amendment No. 95 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A, filed electronically on October 27, 2009.

If you have any questions or comments, please call me at (212) 648-2085.

Very truly yours,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary